Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document - Document and Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	HERO
Entity Registrant Name	HERCULES OFFSHORE, INC.
Entity Central Index Key	0001330849